Document and Entity Information	Feb. 27, 2026
Cover [Abstract]
Entity Registrant Name	Walt Disney Co
Amendment Flag	false
Entity Central Index Key	0001744489
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38842
Entity Tax Identification Number	83-0940635
Entity Address, Address Line One	500 South Buena Vista Street
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91521
City Area Code	(818)
Local Phone Number	560-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false